T. ROWE PRICE All-Cap Opportunities Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.4%
COMMUNICATION SERVICES 20.0%
Entertainment 8.5%
CTS Eventim (EUR) (1) 762,405 57,363
Liberty Media-Liberty Formula One, Class C (1) 2,054,600 105,627
Live Nation Entertainment (1) 1,995,781 181,876
Netflix (1) 312,754 190,886
Sea, ADR (1) 426,077 135,804
Walt Disney (1) 424,900 71,880
743,436
Interactive Media & Services 8.7%
Alphabet, Class C (1) 145,160 386,896
Facebook, Class A (1) 772,441 262,159
Pinterest, Class A (1) 1,088,152 55,441
Snap, Class A (1) 768,484 56,768
761,264
Media 0.9%
Charter Communications, Class A (1) 113,399 82,505
82,505
Wireless Telecommunication Services 1.9%
T-Mobile U.S. (1) 1,299,234 165,990
165,990
Total Communication Services 1,753,195
CONSUMER DISCRETIONARY 16.0%
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 288,995 40,292
40,292
Hotels, Restaurants & Leisure 5.1%
Cedar Fair (1) 2,262,300 104,926
Marriott International, Class A (1) 537,200 79,554
Planet Fitness, Class A (1) 1,163,174 91,367
Starbucks  628,600 69,341
Vail Resorts  313,200 104,624
449,812
Internet & Direct Marketing Retail 6.7%
Amazon.com (1) 178,553 586,554
586,554
Specialty Retail 2.7%
Burlington Stores (1) 181,104 51,356
Carvana (1) 128,876 38,861

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  1,344,342 146,332
236,549
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 211,700 85,675
85,675
Total Consumer Discretionary 1,398,882
CONSUMER STAPLES 0.6%
Food Products 0.5%
Barry Callebaut (CHF)  17,793 40,356
40,356
Personal Products 0.1%
Olaplex Holdings (1) 458,647 11,237
11,237
Total Consumer Staples 51,593
FINANCIALS 7.1%
Banks 2.4%
East West Bancorp  934,295 72,445
Wells Fargo  2,270,300 105,365
Western Alliance Bancorp  271,505 29,545
207,355
Capital Markets 4.7%
Charles Schwab  2,492,462 181,551
CME Group  353,600 68,379
London Stock Exchange Group (GBP)  1,015,416 101,753
Robinhood Markets, Class A (1)(2) 632,000 26,595
XP, Class A (1) 934,578 37,542
415,820
Total Financials 623,175
HEALTH CARE 13.6%
Biotechnology 2.4%
AbbVie  1,120,519 120,870
Argenx, ADR (1) 170,187 51,397
Kodiak Sciences (1) 100,607 9,656
Ultragenyx Pharmaceutical (1) 364,069 32,835
214,758
Health Care Equipment & Supplies 3.1%
Cooper  110,973 45,866
DENTSPLY SIRONA  1,346,000 78,135
Intuitive Surgical (1) 94,558 94,005

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(3)
(4) 2,428,492 3,084
Teleflex  139,938 52,694
273,784
Health Care Providers & Services 5.7%
agilon health (1) 477,741 12,521
HCA Healthcare  288,022 69,909
Humana  201,901 78,570
Molina Healthcare (1) 382,100 103,667
UnitedHealth Group  603,953 235,989
500,656
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific  132,900 75,930
75,930
Pharmaceuticals 1.5%
AstraZeneca, ADR  1,248,922 75,010
Zoetis  274,100 53,214
128,224
Total Health Care 1,193,352
INDUSTRIALS & BUSINESS SERVICES 7.9%
Aerospace & Defense 1.4%
Airbus (EUR) (1) 963,802 127,777
127,777
Airlines 0.6%
United Airlines Holdings (1) 1,109,700 52,788
52,788
Industrial Conglomerates 2.8%
General Electric  1,557,357 160,455
Roper Technologies  184,900 82,489
242,944
Machinery 1.2%
Middleby (1) 643,500 109,723
109,723
Professional Services 1.9%
Clarivate (1) 2,571,512 56,316
CoStar Group (1) 481,310 41,422
Legalzoom.com (1) 374,774 9,894
TransUnion  569,700 63,983
171,615
Total Industrials & Business Services 704,847

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 27.2%
IT Services 9.0%
Euronet Worldwide (1) 1,598,169 203,415
Fidelity National Information Services  735,572 89,504
Global Payments  459,170 72,356
Shopify, Class A (1) 21,200 28,743
Square, Class A (1) 137,600 33,002
Thoughtworks Holding (1) 254,390 7,304
VeriSign (1) 611,800 125,425
Visa, Class A  1,056,092 235,244
794,993
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices (1) 365,000 37,558
Analog Devices  338,790 56,741
Taiwan Semiconductor Manufacturing, ADR  599,451 66,929
Texas Instruments  598,212 114,982
276,210
Software 13.3%
Canva, Acquisition Date: 8/16/21, Cost $2,480 (1)(3)(4) 1,455 2,480
Ceridian HCM Holding (1) 555,205 62,527
Intuit  119,703 64,581
Microsoft  1,813,424 511,240
salesforce.com (1) 558,200 151,395
ServiceNow (1) 125,383 78,022
Synopsys (1) 195,526 58,542
UiPath, Class A (1) 828,011 43,562
Workiva (1) 505,952 71,319
Zoom Video Communications, Class A (1) 469,000 122,644
1,166,312
Technology Hardware, Storage & Peripherals 1.8%
Apple  1,113,732 157,593
157,593
Total Information Technology 2,395,108
MATERIALS 0.5%
Chemicals 0.5%
Sherwin-Williams  145,400 40,673
Total Materials 40,673
UTILITIES 2.5%
Electric Utilities 1.7%
NextEra Energy  1,851,064 145,345
145,345

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.8%
Sempra Energy  550,099 69,587
69,587
Total Utilities 214,932
Total Common Stocks (Cost $5,623,325) 8,375,757
CONVERTIBLE PREFERRED STOCKS 3.3%
COMMUNICATION SERVICES 0.2%
Interactive Media & Services 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875 (1)(3)
(4) 159,769 20,061
Total Communication Services 20,061
CONSUMER DISCRETIONARY 2.6%
Automobiles 2.4%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $13,652 (1)(3)(4) 1,270,636 90,253
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $17,598 (1)(3)(4) 1,136,096 80,697
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $18,238 (1)(3)(4) 494,929 35,155
206,105
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $17,747 (1)(3)(4) 1,851,771 17,747
17,747
Total Consumer Discretionary 223,852
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(3)(4) 702,380 5,689
Total Health Care 5,689
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(3)(4) 230,036 10,360
Total Industrials & Business Services 10,360

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,265 (1)(3)
(4) 166,137 15,238
Total Information Technology 15,238
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(3)(4) 182,704 8,661
Total Materials 8,661
Total Convertible Preferred Stocks (Cost $114,085) 283,861
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.05% (5)(6) 159,607,244 159,607
Total Short-Term Investments (Cost $159,607) 159,607
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 2,043,901 20,439
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 20,439
Total Securities Lending Collateral (Cost $20,439) 20,439
Total Investments in Securities 100.7%
(Cost $5,917,456) $ 8,839,664
Other Assets Less Liabilities (0.7)% (59,551)
Net Assets 100.0% $ 8,780,113
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE All-Cap Opportunities Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $289,425 and represents 3.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 30
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 30 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 64,461 ¤ ¤ $ 159,607
T. Rowe Price Short-Term Fund,
0.07% — ¤ ¤ 20,439
Total $ 180,046 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $30 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $180,046.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund), formerly the T. Rowe
Price New America Growth Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE All-Cap Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE All-Cap Opportunities Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE All-Cap Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $152,179,000 for the period ended September 30, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,042,944 $ 327,249 $ 5,564 $ 8,375,757
Convertible Preferred Stocks — — 283,861 283,861
Short-Term Investments 159,607 — — 159,607
Securities Lending Collateral 20,439 — — 20,439
Total $ 8,222,990 $ 327,249 $ 289,425 $ 8,839,664
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 5,957 $ (996) $ 2,480 $ (1,877) $ 5,564
Convertible Preferred Stocks 85,875 144,519 60,695 (7,228) 283,861
Total $ 91,832 $ 143,523 $ 63,175 $ (9,105) $ 289,425

T. ROWE PRICE All-Cap Opportunities Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 5,564 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 5.8x
5.3x Increase
Sales growth
rate
11% 11% Increase
Enterprise
value to gross
profit multiple
9.5x
– 15.4x
12.5x Increase
Gross profit
growth rate
13% 13% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 283,861 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase
Market
comparable
Enterprise
value to sales
multiple
3.1x
– 4.3x
3.7x Increase

T. ROWE PRICE All-Cap Opportunities Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F60-054Q3 09/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
32%
– 38%
35% Increase
Discount
for lack of
marketability
10% 10% Decrease